Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Federal and state income tax expense consists of the following for the years ended:

	December 31,
(in thousands)	2014	2013	2012

Current federal income tax	$1,001	$780	$491
Current state income tax	27	159	129
Deferred federal income tax	5,513	27	410
Deferred state income tax	312	18	108
Total income tax expense	$6,853	$984	$1,138

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended follows:

	December 31,
(in thousands)	2014	2013	2012
Statutory federal income tax rate	34.0%	34.0%	34.0%
State income taxes, net of federal
income tax expense	5.3	4.0	5.6
Bank owned life insurance	(0.7)	(3.3)	-
Other, net	1.1	(1.3)	1.7
Effective tax rate	39.7%	33.4%	41.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The following table is a summary of the tax effect of temporary differences that give rise to a significant portion of deferred tax assets and liabilities:

	December, 31
(in thousands)	2014	2013
Deferred tax assets:
Allowance for credit losses	$621	$100
Valuation on foreclosed real estate	836	836
Supplemental executive retirement plan	247	-
Stock-based compensation	86	59
Deferred loan fees and costs, net	185	89
Unrealized loss on securities	10	-
Other	65	111
Total deferred tax assets	2,050	1,195
Deferred tax liabilities:
Bargain purchase gain	6,259	-
Fair value of loans held for sale	343	-
Unrealized gain on securities	-	4
Depreciation and amortization	134	66
Total deferred tax liabilities	6,736	70
Net deferred tax (liabilities)/assets	$(4,686)	$1,125